Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
These condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. The accompanying unaudited interim condensed consolidated financial statements reflect all adjustments which are, in the opinion of management, necessary for a fair statement of the results for the interim periods presented, and all significant intercompany balances and transactions have been eliminated in consolidation for all periods presented. The Company has no other comprehensive income or loss, therefore net loss was equal to other comprehensive loss for all periods presented. The results of operations of any interim periods are not necessarily indicative of the results of operations to be expected for the full fiscal year. The unaudited interim condensed consolidated financial statements should be read in conjunction with Blaize, Inc.’s consolidated financial statements and accompanying footnotes included in the Company’s Form 8-K/A filed with the U.S. Securities and Exchange Commission (“SEC”) on April 15, 2025, which provides a more complete discussion of the Company’s accounting policies and certain other information.

Basis of Presentation and Principles of Consolidation
The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and reflect all adjustments, including normal recurring adjustments, which, in the opinion of management, are necessary to present fairly the financial position, results of operations, and cash flows for the periods presented in accordance with U.S. GAAP. The consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates
Use of Estimates
The preparation of the condensed consolidated financial statements in accordance with U.S. GAAP requires the C omp
any to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods presented. Such estimates and assumptions include, but are not limited to, those related to revenue recognition, the allowance for credit losses, the net realizable value of inventory, the useful lives of long-lived assets, the incremental borrowing rate used in calculating operating lease right of use assets, the accounting for income taxes, the estimates used to evaluate the recoverability of long-lived assets, and the estimated fair values of historical convertible notes and legacy warrants, the Other Earnout Shares, the Committed Equity Facility, unissued shares of common stock, and stock-based compensation expense. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.

Use of Estimates
The preparation of the consolidated financial statements in accordance with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods presented. Such estimates and assumptions include, but are not limited to, those related to revenue recognition, the valuation of accounts receivable, the net realizable value of inventory, the useful lives of long-lived assets, the incremental borrowing rate used in calculating operating lease right of use assets, the accounting for income taxes, the estimates used to evaluate the recoverability of long-lived assets, amortization method and periods for capitalized software,
and
the estimated fair value of convertible notes, warrant liabilities, and common stock, and stock-based
compensation expense. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of 90 days or less to be cash equivalents in the condensed consolidated financial statements. The Company’s cash equivalents are primarily comprised of U.S. Government treasury securities, mutual funds, and money market funds. The Company has cash deposits in a financial institution that, at times, may be in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits.
As of September 30, 2025 and December 31, 2024, the Company had cash and cash equivalents balances in excess of domestic and international insurance limits of $23.1 million and $49.3 million, respectively.
As of September 30, 2025, the Company held $3.8 million in mutual funds and less than $0.1 million in U.S. Government money market funds, while as of December 31, 2024, the Company held $30.6 million in U.S. Government treasury securities, $9.2 million in U.S. Government money market funds, and $5.1 million in mutual funds (see Note 5).

Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of
90
days or less to be cash equivalents in the consolidated financial statements. The Company’s cash equivalents are primarily comprised of U.S. Government treasury securities, mutual funds, and money market funds. The Company has cash deposits in a financial institution that, at times, may be in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The Company has not experienced losses in such accounts and periodically evaluates the creditworthiness of its financial institutions.
As
of December
31
,
2024
and
2023
, the Company had cash and cash equivalents balances in excess of domestic and international insurance limits of approximately $
49.3
million and $
2.2
 million, respectively.
As
of December
31
,
2024
, the Company held $
30.6
 million in U.S. Government treasury securities, $
9.2
 million in a U.S. Government money market fund, and $
5.1
 million in mutual funds (see Note
4)
. As of December
31
,
2023
, the Company had
no
cash equivalents.

Restricted Cash
Restricted Cash
Restricted cash represents cash balances held as security deposits related to international payment services. As of September 30, 2025 and December 31, 2024, restricted cash of $0.3 million was included within other assets on the condensed consolidated balance sheets.

Restricted Cash
Restricted cash represents cash balances held as security deposits related to international payment services. As of December
31
,
2024
, restricted cash of $
0.3
 million was included within other assets on the consolidated balance sheets. As of December
31
,
2023
, the Company had
no
restricted cash.

Accounts Receivable, Net
Accounts Receivable, net
Accounts receivable, net is recorded at the invoiced amount and does not accrue interest. The allowance for credit losses is the Company’s estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines that allowance based upon a review of each receivable and all known factors that could affect collectability. These factors include but are not limited to a customer’s past payment performance, customer financial condition, general economic or industry conditions and disputes regarding the invoiced amount or the product or service rendered.
Acco
unt balances are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The allowance for credit losses was $0.4 million as of September 30, 2025 and December 31, 2024.

Accounts Receivable, Net
Accounts receivable, net is recorded at the invoiced amount and does not accrue interest. The allowance for credit losses is the Company’s estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines that allowance based upon a review of each receivable and all known factors that could affect collectability. These factors include but are not limited to a customer’s past payment performance, customer financial condition, general economic or industry conditions and disputes regarding the invoiced amount or the product or service rendered. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The allowance for credit losses was $
0.4
 million as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the Company’s accounts receivable included zero
and approximately $
0.5
 million, respectively, of unbilled accounts receivable (See Note 13).

Inventories
Inventories
Inventories consist of raw materials, work in process inventories, and finished goods. Inventories are stated at the lower of cost or net realizable value, with cost being determined on a first-in, first-out basis. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for estimated excess, obsolescence, or impaired balances. At the point of loss recognition, a new lower cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in the newly established cost basis. Any write-downs of inventories are reflected as part of cost of revenue in the condensed consolidated statements of operations.

Inventories
Inventories consist of raw materials, work in process inventories, and finished goods. Inventories are stated at the lower of cost or net realizable value, with cost being determined on a first-in,
first-out
basis. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for estimated excess, obsolescence, or impaired balances. At the point of loss recognition, a new lower cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in the newly established cost basis. Any write-downs of inventories are reflected as part of cost of revenue in the consolidated statement of operations.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs consist of direct incremental legal, consulting and banking fees incurred from issuing securities. The Company’s deferred offering costs primarily relate to offering costs associated with the Merger (see Note 3), as well as offering costs associated with future equity financing arrangements.
Upon the consummation of the Merger, the related offering costs that had been capitalized were fully expensed within transaction costs on the condensed consolidated statement of operations during the nine months ended September 30, 2025. As of September 30, 2025, there was $0.2 million of capitalized deferred offering costs in relation to future equity financing arrangements, and as of December 31, 2024, there was $11.1 million of deferred offering costs in relation to the Merger, respectively, included in prepaid expenses and other current assets on the condensed consolidated balance sheets.

Deferred Offering Costs
Deferred offering costs, which consist of direct incremental legal, consulting and banking fees primarily relating to the Company’s merger with BurTech (see Note 1), whereby the Company will become a public company, are capitalized and will be offset against proceeds upon the consummation of the offering within stockholders’ deficit. In the event an anticipated offering is terminated, deferred offering costs will be expensed. As of December 31, 2024 and 2023 there were $
11.1
 million and $
1.5
 million, respectively, capitalized deferred offering costs included in prepaid expenses and other current assets on the consolidated balance sheets.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Whenever events or changes in circumstances indicate that the carrying amount of long-lived assets may not be recoverable, the Company estimates the expected undiscounted future cash flows from the use of those assets and their eventual disposition (without any allocated debt financing charges). If the sum of the expected undiscounted future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. For the three and nine months ended September 30, 2025 and 2024, the Company did not recognize any impairment expense related to its long-lived assets.

Impairment of
Long-Lived
Assets
Whenever events or changes in circumstances indicate that the carrying amount of long-lived
assets may not be recoverable, the Company estimates the expected undiscounted future cash flows from the use of those assets and their eventual disposition (without any allocated debt financing charges). If the sum of the expected undiscounted future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. For the years ended December 31, 2024 and 2023, the Company did no
t recognize any impairment expense related to its long-lived assets.

Embedded Derivative Evaluation
Embedded Derivative Evaluation
The Company evaluates the terms of its debt instruments and other contracts to determine if those contracts or any identified embedded features, including embedded conversion options or redemption features, are required to be bifurcated and accounted for separately as a derivative financial instrument. In circumstances where a host instrument contains more than one embedded derivative instrument, including a conversion option, that is required to be bifurcated, the bifurcated derivative instruments would be accounted for as a single, compound derivative instrument. Any identified and bifurcated embedded derivatives are initially recorded at fair value and are revalued at each reporting date with changes in the fair value reported as non-operating income or expense.

Embedded Derivative Evaluation
The Company evaluates the terms of its debt instruments to determine if any identified embedded features, including embedded conversion options or redemption features, are required to be bifurcated and accounted for separately as a derivative financial instrument. In circumstances where a host instrument contains more than one embedded derivative instrument, including a conversion option, that is required to be bifurcated, the bifurcated derivative instruments would be accounted for as a single, compound derivative instrument
. A
ny identified and bifurcated embedded derivatives are initially recorded at fair value and are revalued at each reporting date with changes in the fair value reported as non-operating
income or expense.

Committed Equity Facility
Committed Equity Facility
The Company evaluated the Committed Equity Facility to determine whether it should be accounted for under ASC 815,
Derivatives and Hedging
(“ASC 815”) and concluded that it is an equity-linked contract that does not qualify for equity classification (see Notes 1, 6 and 13). As a result, the Committed Equity Facility is considered to be a freestanding purchased put right and should be accounted for as a derivative with fair value accounting. Changes in the fair value of the Committed Equity Facility will be recorded on the condensed consolidated statements of operations.
Additionally, the Company analyzed the subsequent draws on the Committed Equity Facility and determined that each draw would be considered a forward contract and should be accounted for individually as derivatives with fair value accounting. As of September 30, 2025, the forward contracts from subsequent draws on the Committed Equity Facility were insignificant.

Legacy Blaize Convertible Notes
Legacy Blaize Convertible Notes
Prior to the consummation of the Merger, the Company accounted for its convertible notes, some of which contained predominantly fixed rate conversion features under ASU 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
. The Company elected to account for its convertible notes at fair value at each period end pursuant to ASC 825,
Financial Instruments
wherein changes in the fair value were recorded as change in fair value of convertible notes in the condensed consolidated statements of operations. The convertible notes were remeasured just prior to the date of the Merger, and upon the closing of the Merger, the convertible notes were fully converted into shares of common stock (see Note 3 and Note 5).

Convertible Notes
The Company accounts for its convertible notes, some of which contain predominantly fixed rate conversion features, whereby the outstanding principal and accrued interest may be converted by the holder into a variable number of shares of preferred stock at a fixed discount to the market price of the common stock at the time of conversion under ASU
2020-06
Debt—Debt with Conversion and Other Options (Subtopic
470-20),
Derivatives

and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)
and
Accounting for Convertible Instruments
and Contracts in an Entity’s Own Equity
(ASU
2020-06).
The Company has elected to account for its convertible notes at fair value at each period end pursuant to ASC 825,
Financial Instruments
wherein changes in the fair value are recorded as change in fair value of convertible notes in the consolidated statements of operations.

Legacy Warrants
Legacy Warrants
Prior to the consummation of the Merger, the Company had issued freestanding warrants in connection with certain of its convertible debt agreements and preferred stock issuances which were recorded as current liabilities on the condensed consolidated balance sheets at their estimated fair value. At initial recognition, the warrants were recorded at their estimated fair value calculated using the Black-Scholes-Merton (“Black-Scholes”) option pricing model (see Note 10). The liability associated with these warrants was subject to fair value remeasurement at each balance sheet date, with changes in fair value recorded in change in the fair value of warrants on the condensed consolidated statements of operations. The warrants were remeasured just prior to the date of the Merger and, upon the consummation of the Merger, the warrants were fully converted into shares of common stock.

Earnout Shares
Earnout Shares
In connection with the Merger, Legacy Blaize shareholders and employee equity award holders (including holders of stock options and restricted stock units (“RSUs”) are entitled to receive up to 15,000,000 shares of common stock and Burkhan has the right to receive up to 2,600,000 shares of common stock. (collectively, the “Earnout Shares”) (see Note 3).
Earnout Shares issued to eligible Legacy Blaize employee equity award holders (“Employee Earnout Shares”) are considered a compensatory award and are accounted for under ASC 718,
Share-Based Compensation
. Further, these Employee Earnout Shares have been determined to be equity classified and accordingly, will not be remeasured at each reporting date.
Earnout Shares issued to Burkhan and Legacy Blaize shareholders not within the scope of ASC 718 (the “Other Earnout Shares”), were evaluated by management under ASC 480,
Distinguishing Liabilities from Equity

(“ASC 480”), and ASC 815. The Company determined that the Other Earnout Shares are freestanding and not liability-classified under ASC 480 but represented a structured forward contract pursuant to ASC 815, which resulted in liability class ificati
on (see Note 3). Therefore, the Company considers the Other Earnout Shares a derivative liability and will remeasure the Other Earnout Shares at each reporting date, with changes in the fair value recorded on the condensed consolidated statements of operations.

Legacy Blaize Redeemable Convertible Preferred Stock
Legacy Blaize Redeemable Convertible Preferred Stock
Prior to the consummation of the Merger, the Company had (i) Series Seed Shadow Preferred Stock, (ii) Series A Shadow Preferred Stock, (iii) Series B Shadow Preferred Stock, (iv) Series C Shadow Preferred Stock, (v) Series D Shadow Preferred Stock, (vi) Series D Exchange Shadow Preferred Stock, (vii) Series D-1 Shadow Preferred Stock, (viii) Series D-1 Exchange Shadow Preferred Stock, and (ix) Series D-2 Shadow Preferred Stock, all outstanding. The Company’s redeemable convertible preferred stock had been classified outside of stockholders’ equity (deficit), as mezzanine equity, due to the redemption option of the preferred stock shareholders. The Company recorded redeemable convertible preferred stock at fair value on the dates of issuance, net of issuance costs. The Company adjusted the carrying values of the redeemable convertible preferred stock, subsequent to the initial issuance date, to the redemption value of such shares because it was probable that the convertible preferred stock would become redeemable.
Upon the consummation of the Merger, all shares of redeemable convertible preferred stock outstanding were converted into shares of common stock (see Note 3). All shares of redeemable convertible preferred stock that were converted into shares of common stock were retroactively adjusted using the exchange ratio and reclassified into permanent equity as a result of the Merger.

Redeemable Convertible Preferred Stock
The Company’s redeemable convertible preferred stock has been classified outside of stockholders’ deficit, as mezzanine equity, due to the redemption option of the preferred stock shareholders (see Note 10). The Company records redeemable convertible preferred stock at fair value on the dates of issuance, net of issuance costs. The Company has adjusted the carrying values of the redeemable convertible preferred stock, subsequent to the initial issuance date, to the redemption value of such shares because it is probable that the convertible preferred stock will become redeemable.

Warrants
Warrants
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC 815. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance, as well as each subsequent reporting period end while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company analyzed the warrants issued in BurTech’s Initial Public Offering (“Public Warrants”), warrants included in the private placement Units (the “Private Warrants”), and warrants issued to advisor for services (the “Common Stock Warrants”) and determined they are considered to be freestanding instruments and do not exhibit any of the characteristics in ASC 480 and therefore are not classified as liabilities under ASC 480. As of September 30, 2025, the Company’s outstanding public warrants and private warrants met all the requirements for equity classification under ASC 815 and therefore were classified as equity. As of December 31, 2024, Legacy Blaize warrants were classified as liabilities, as described above.

Revenue Recognition
Revenue Recognition
The Company derives all its revenue from contracts with customers, including sales of hardware and software products and engineering services, all as further described below. The Company recognizes revenue under

ASC 606,
Revenue from Contracts with Customers
(“ASC 606”), in which it determines revenue recognition through the following steps:
Step 1: Identify the contract with the customer.
The Company considers the terms and conditions of the engagement in identifying the contracts. The Company determines a contract with a customer to exist when the contract is approved, each party’s rights regarding the services to be transferred can be identified, the payment terms for the services can be identified, it has been determined the customer has the ability and intent to pay, and the contract has commercial substance. At contract inception, the Company will evaluate whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s historical payment experience or, in the case of a new customer, credit, and financial information pertaining to the customer.
Step 2: Identify the performance obligations in the contract.
Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company and are distinct in the context of the contract.
Step 3: Determine the transaction price.
The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services to the customer. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. None of the Company’s contracts contain a significant financing component.
Step 4: Allocate the transaction price to the performance obligations in the contract.
Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on each performance obligation’s relative standalone selling price.
Step 5: Recognize revenue when the company satisfies a performance obligation.
Revenue is recognized at the time the related performance obligation is satisfied by transferring the control of the promised service to a customer. Revenue in respect of services, including nonrecurring engineering services or marketing services, is recognized over the contractual terms during which the Company provides services over a period of time. Hardware revenue is recognized at a point in time when the product is shipped.
Revenue from hardware product sales is recognized upon transfer of control of products to customers in an amount that reflects the consideration the Company expects to receive in exchange for the hardware. The Company offers unspecified upgrades and support on certain products, however, the related revenue has historically not been material.
Licenses for on-premises software provide the customer with a right to use the software as it exists when made available to the customer. Revenue from distinct on-premises licenses is recognized up-front at the point in time when the software is made available to the customer.
The Company’s license and development arrangements entail revenue from the licensing of its intellectual property (“IP”) and also include revenue from engineering services to configure the Company’s IP and hardware to a customer’s needs. For each contract, the Company considers the promise to deliver a license that grants the customer the right to use the IP, as well as any professional services provided under the contract, as distinct performance obligations. The Company recognizes licensing revenue from such arrangements over the term of the arrangements and recognizes professional services over time as the services are provided. The Company measures progress to completion based on actual costs incurred to date as a percentage of the estimated total cost required to complete the project.
The timing of the Company’s revenue recognition may differ from the timing of payment by its customers. An unbilled receivable is recorded when revenue is recognized prior to invoicing and the Company has an unconditional right to payment. Alternatively, when payment precedes the provision of the related services, the Company records deferred revenue until the performance obligations are satisfied. The following table is a rollforward of contract liabilities, which are included in accrued expenses and other current liabilities and other liabilities:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2025	2024	2025	2024
Balance as of beginning of period	$35	$2,462	$—	$1,100
Additions to deferred revenue (1)	39	—	74	1,729
Deferred revenue recognized (1)	(9)	(735)	(9)	(1,102)

Balance as of end of period	$65	$1,727	$65	$1,727

(1)	Additions to deferred revenue and deferred revenue recognized during the three and nine months ended September 30, 2025 are from related parties (see Note 16).
The Company defers incremental costs of obtaining a customer contract and amortizes the deferred costs over the period that the related revenue is recognized. The Company had no material incremental costs to obtain customer contracts in any period presented.
The Company has elected to account for shipping and handling fees as fulfillment activities and not separate performance obligations. Accordingly, these fees are reflected in revenue and the related fulfillment costs are accrued as cost of revenue as the related fulfillment costs incurred.
The Company offers a standard assurance-type warranty to customers for hardware product sales.

Revenue Recognition
The Company derives revenue from product sales, license and development arrangements, joint marketing arrangements and cloud services. The Company recognizes revenue under ASC Topic 606,
Revenue from Contracts with Customers
(ASC 606), in which it determines revenue recognition through the following steps:
Step 1: Identify the contract with the customer.
The Company considers the terms and conditions of the engagement in identifying the contracts. The Company determines a contract with a customer to exist when the contract is approved, each party’s rights regarding the services to be transferred can be identified, the payment terms for the services can be identified, it has been determined the customer has the ability and intent to pay, and the contract has commercial substance. At contract inception, the Company will evaluate whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s historical payment experience or, in the case of a new customer, credit, and financial information pertaining to the customer.
Step 2: Identify the performance obligations in the contract.
Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company and are distinct in the context of the contract.
Step 3: Determine the transaction price
.
The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services to the customer. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. None of the Company’s contracts contain a significant financing component.
Step 4: Allocate the transaction price to the performance obligations in the contract.
Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on each performance obligation’s relative standalone selling price (“SSP”).
Step 5: Recognize revenue when the company satisfies a performance obligation.
Revenue is recognized at the time the related performance obligation is satisfied by transferring the control of the promised service to a customer. Revenue in respect of services, including nonrecurring engineering services or marketing services, is recognized over the contractual terms during which the Company provides services over period of time. Hardware revenue is recognized at a point in time when the product is shipped. The Company generates all its revenue from contracts with customers.
Revenue from hardware sales is recognized upon transfer of control of products to customers in an amount that reflects the consideration the Company expects to receive in exchange for the hardware. The Company offers unspecified upgrades and support on certain products, however, the related revenue has historically not been material.
The Company’s license and development arrangements entail revenue from the licensing of its intellectual property (“IP”) and also include nonrecurring engineering development services to configure the Company’s IP and hardware to a customer’s needs. For each contract, the Company considers the promise to deliver a license that grants the customer the right to use the IP, as well as any professional services provided under the contract, as distinct performance obligations. The Company recognizes licensing revenue from such arrangements over the term of the arrangements and recognizes professional services over time as the services are provided. The Company measures progress to completion based on actual costs incurred to date as a percentage of the estimated total cost required to complete the project.
The
 timing of the Company’s revenue recognition may differ from the timing of payment by its customers. An unbilled receivable is recorded when revenue is recognized prior to invoicing and the Company has an unconditional right to payment. Alternatively, when payment precedes the provision of the related services, the Company records deferred revenue until the performance obligations are satisfied.
The following table is a rollforward of contract liabilities, which are included in accrued expenses and other current liabilities and other liabilities on the consolidated balance sheets, as of December 31, 2024 and 2023 (in thousands
):

	2024	2023

Balance at January 1	$1,100	$1,830
Addition of deferred revenue	—	3,113
Recognition of revenue	(1,100)	(3,843)

Balance at December 31	$—	$1,100

The Company defers incremental costs of obtaining a customer contract and amortizes the deferred costs over the period that the related revenue is recognized. The Company had no material incremental costs to obtain customer contracts in any period presented.
The Company has elected to account for shipping and handling fees as fulfillment activities and not separate performance obligations. Accordingly, these fees are reflected in revenue and the related fulfillment costs are accrued as cost of revenue as the related fulfillment costs incurred
.
The Company offers a standard assurance-type warranty to customers for hardware sales.

Cost of Revenue
Cost of Revenue
Cost of revenue is primarily comprised of the cost of semiconductors purchased from contract manufacturers, including wafer fabrication, assembly, testing and packaging, board, and device costs as well as indirect costs such as inventory carrying costs and inventory valuation reserves. In addition, cost of revenue also includes direct labor costs when applicable. There is no depreciation and amortization allocable to cost of revenue; however, if such depreciation and amortization expense were to be incurred, it would be allocated to cost of revenue.

Income Taxes
Income Taxes
The Company is subject to income taxes in the U.S. and various foreign jurisdictions. The Company uses the asset-and-liability method for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial statement carrying amounts and tax bases of assets and liabilities and operating loss and tax credit carryforwards and are measured using the enacted tax rates that are expected to be in effect when the differences reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established on a jurisdiction-by-jurisdiction basis when necessary to reduce deferred tax assets to an amount that, in the opinion of management, is more likely than not to be realized.
The Company is subject to tax audits in various jurisdictions. The Company regularly assess the likely outcomes of such audits in order to determine the appropriateness of liabilities for uncertain tax benefits. The Company accounts for uncertain tax positions based on an evaluation as to whether it is more likely than not that a tax position will be sustained upon audit, including resolution of any related appeals or litigation processes. This evaluation is based on all available evidence and assumes that the appropriate tax authorities have full knowledge of all relevant information concerning the tax position. The tax benefit recognized is based on the largest amount that is greater than 50% likely of being realized upon ultimate settlement. The Company includes interest expense and penalties related to its uncertain tax positions in the provision for income taxes.

Income Taxes
The Company is subject to income taxes in the U.S. and various foreign jurisdictions. The Company uses the asset-and-liability
method for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial statement carrying amounts and tax bases of assets and liabilities and operating loss and tax credit carryforwards and are measured using the enacted tax rates that are expected to be in effect when the differences reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established on a jurisdiction-by-jurisdiction
basis when necessary to reduce deferred tax assets to an amount that, in the opinion of management, is more likely than not to be realized.
The Company is subject to tax audits in various jurisdictions. The Company regularly assesses the likely outcomes of such audits in order to determine the appropriateness of liabilities for uncertain tax benefits. The Company accounts for uncertain tax positions based on an evaluation as to whether it is more likely than not that a tax position will be sustained upon audit, including resolution of any related appeals or litigation processes. This evaluation is based on all available evidence and assumes that the appropriate tax authorities have full knowledge of all relevant information concerning the tax position. The tax benefit recognized is based on the largest amount that is greater than 50% likely of being realized upon ultimate settlement. The Company includes interest expense and penalties related to its uncertain tax positions in income tax expense.

Stock-Based Compensation
Stock-Based Compensation
The Company recognizes the cost of stock options granted to employees, consultants, and directors based on the fair value of those awards at the date of grant over the requisite service period. The fair value of stock options granted is determined using the Black-Scholes option pricing model using various inputs, including Company estimates of expected share price volatility, term, risk-free rate and future dividends. The Company has elected the simplified method to determine the expected term of the option grants.
The Company also grants RSUs to employees, consultants, and directors which vest upon the satisfaction of a service-based condition. The fair value of RSUs is determined based on the fair value of common stock at the date of grant. Due to the Merger that occurred during the nine months ended September 30, 2025, the Company recorded cumulative stock-based compensation using the accelerated attribution method for those RSUs for which the service condition was satisfied prior to the Merger, and will record the remaining unrecognized stock-based compensation over the remainder of the requisite service period (see Note 14). Forfeitures are recognized as they occur.

Stock-Based Compensation
The Company recognizes the cost of employee, non-employee consultants and non-employee directors’ services received in exchange for awards of stock options based on the fair value of those awards at the date of grant over the requisite service period. The fair value of stock options granted is determined using the Black-Scholes option-pricing model using various inputs, including Company estimates of expected stock price volatility, term, risk-free rate and future dividends. The Company has elected the simplified method to determine the expected term of the option grants.
The Company also grants RSUs to employees and non-employee consultants, which vest upon the satisfaction of both a service-based condition and a liquidity event condition, as defined. The fair value of restricted stock units is determined based on the Company’s estimated fair value of common stock at the date of grant. As of December 31, 2024 and 2023, the Company has not recorded any stock-based compensation expense associated with the RSUs as a liquidity event has not occurred. If a liquidity event occurs in the future, the Company will record cumulative stock-based compensation using the accelerated attribution method for those RSUs for which the service condition has been satisfied prior to the liquidity event, and the Company will record the remaining unrecognized stock-based compensation over the remainder of the requisite service period.
Forfeitures are recognized as they occur.

Fair Value Measurements
Fair Value Measurements
The Company determines fair value measurements used in its condensed consolidated financial statements based upon the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy distinguishes between (i) market participant assumptions developed based on market data obtained from independent sources (observable inputs), and (ii) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). ASC 820,
Fair Value Measurements
, requires fair value measurements be classified and disclosed in one of the following pricing categories:

Level 1:	This level consists of unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2:	This level consists of observable inputs other than the quoted prices included within Level 1, such as quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable or can be corroborated by observable market data, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	This level consists of unobservable inputs for the asset or liability to the extent that observable inputs are not available, thereby allowing for situations in which there is little or no market data for the asset or liability at the measurement date. This requires the reporting entity to develop its own assumptions that market participants would use in pricing the asset or liability.
The carrying amounts of cash, accounts receivable (including from related parties), prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities (including to related parties), accrued compensation, accrued loss on purchase commitments, and working capital loans approximate th
eir fair values due to their short-term maturities.

Fair Value Measurements
The Company determines fair value measurements used in its consolidated financial statements based upon the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy distinguishes between (i) market participant assumptions developed based on market data obtained from independent sources (observable inputs), and (ii) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). ASC 820,
Fair Value Measurements,
requires fair value measurements be classified and disclosed in one of the following pricing categories:
Level
 1
- This level consists of unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level
 2 -
This level consists of observable inputs other than the quoted prices included within Level 1, such as quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable or can be corroborated by observable market data, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3
- This level consists of unobservable inputs for the asset or liability to the extent that observable inputs are not available, thereby allowing for situations in which there is little or no market data for the asset or liability at the measurement date. This requires the reporting entity to develop its own assumptions that market participants would use in pricing the asset or liability. The carrying amounts of cash, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued loss on purchase commitments and accrued expenses and other liabilities approximate fair value because of their short-term maturities.

Foreign Currency
Foreign Currency
The Company’s reporting and functional currency is the United States dollar (“USD”). The local currencies of its foreign subsidiaries are the Indian rupee and British pound, however, the functional currency of its foreign subsidiaries is also the USD. Monetary assets and liabilities denominated in currencies other than USD are remeasured into USD at current exchange rates and nonmonetary assets and liabilities are measured at historical exchange rates. Revenues, cost of revenues, and operating expenses are remeasured at the average exchange rates in effect during each reporting period. The resulting transaction gains or losses are recognized in other, net, in the condensed consolidated statements of operations. During the three and nine months ended September 30, 2025 and 2024, foreign currency transaction gains and losses were immaterial.

Foreign Currency
The Company’s reporting and functional currency is the United Stated dollar (“USD”). The local currencies of its foreign subsidiaries are the Indian rupee, British pound, or Philippine peso, however, the functional currency of its foreign subsidiaries is also the USD. Monetary assets and liabilities denominated in currencies other than USD are remeasured into USD at current exchange rates and nonmonetary assets and liabilities are measured at historical exchange rates. Revenues, cost of revenues, and operating expenses are remeasured at the average exchange rates in effect during each reporting period. The resulting transaction gains or losses are recognized in other income (expense), net, in the consolidated statements of operations. During the year ended December 31, 2024, foreign currency transaction losses of $
0.2
 million was included in other income (expense), net in the consolidated statements of operations. During the year ended December 31, 2023, foreign currency transaction gain was immaterial.

Concentration of Credit Risk
Concentration of Credit Risk
The Company’s cash and cash equivalents are primarily on deposit at high-credit quality financial institutions or invested in U.S. Government treasury securities, mutual funds, and money market funds. The Company’s cash accounts in a financial institution may at times exceed the FDIC insurance coverage of $250,000. Investments in money markets are not insured or guaranteed by the FDIC or any other government agency.
The Company is exposed to credit risk in the event of nonpayment by customers up to the amounts recorded on the consolidated balance sheets. The Company manages its accounts receivable credit risk through ongoing credit evaluation of the financial condition of its customers.
As of September 30, 2025, two customers, one a related party (see Note 16), accounted for approximately 25% and 65% of the Company’s accounts receivable. As of December 31, 2024, one customer accounted for approximately 98% of the Company’s accounts receivable.
Historically, a relatively small number of customers have accounted for a significant portion of the Company’s revenue. The following table presents the Company’s significant customers:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2025	2024	2025	2024
Customer A (See Note 16)	*	97%	*	77%
Customer B (See Note 16)	*	*	*	21%
Customer C (See Note 16)	11%	*	20%	*
Customer D	88%	*	70%	*

*	Defined as less than 10% for the period.

Concentration of Credit Risk
The Company’s cash and cash equivalents are primarily on deposit at high-credit quality financial institutions or invested in U.S. Government money market funds. The Company’s cash accounts in a financial institution may at times exceed the Federal Depository Insurance coverage of $
250,000
. Investments in money markets are not insured or guaranteed by the FDIC or any other government agency.

The Company is exposed to credit risk in the event of nonpayment by customers up to the amounts recorded on the consolidated balance sheets. The Company manages its accounts receivable credit risk through ongoing credit evaluation of its customers’ financial conditions.
As of December 31, 2024, one customer accounted for approximately
98
% of the Company’s accounts receivable. As of December 31, 2023, one customer, a related party, accounted for approximately
98
% of the Company’s accounts receivable (see Note 13).
Historically, a relatively small number of customers have accounted for a significant portion of the Company’s revenue. For the year ended December 31, 2024, two customers, both related parties, accounted for approximately
77
% and
21
% of the Company’s revenue. For the year ended December 31, 2023, one customer, a related party, accounted for nearly
100
% of the Company’s revenue (see Note 13).

Net Loss Per Share
Net Loss Per Share
The Company applies the treasury stock method to determine the dilutive effect of potentially dilutive securities, including warrants, and the if-converted method to determine the dilutive effect of any potentially dilutive convertible securities. The Company’s only participating securities for the three and nine months ended September 30, 2025 and 2024 are shares of the Company’s common stock, and any dividends declared on the common stock would be forfeitable if not vested. Since the Merger was accounted for as a reverse recapitalization, net loss per share has been retroactively adjusted for periods ended prior to the Merger.

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted average number of common stock outstanding during the period, without consideration of potentially dilutive securities. Shares used in the calculation of basic net loss per common share includes vested but unissued shares of common stock that the Company is contractually obligated to issue.
There are no potentially dilutive securities included in the Company’s diluted net loss per share calculation for the three and nine months ended September 30, 2025 and 2024, as the effect of any potentially dilutive security is anti-dilutive due to the net losses in those periods.

Net Loss Per Share
Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to shares in undistributed earnings as if all income (loss) for the period had been distributed. The Company’s redeemable convertible preferred stock contractually entitles the holders of such stock to participate in dividends but does not contractually require the holders of such stock to participate in losses of the Company. Accordingly, in periods in which the Company reports a net loss attributable to common stockholders, such losses are not allocated to such participating securities.
Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of this calculation, redeemable convertible preference stock, stock options and warrants have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is anti-dilutive for all periods presented.

Segment Reporting
Segment Reporting
The Company operates in one reporting segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assessing performance. The Company’s
Chief Executive Officer
is the CODM, who reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance.

Segment Reporting
The Company operates in one reporting segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. The Company’s
Chief
Executive Officer is the chief operating decision maker (“CODM”), who reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources
and evaluating financial performance.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In June 2022, the FASB issued ASU 2022-03,
Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
. This ASU clarifies guidance in Topic 820 and introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The Company adopted this standard on January 1, 2025. The adoption of this standard did not have an impact on its condensed consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures.
This ASU enhances the transparency and decision usefulness of income tax disclosures. This guidance is effective for the Company for the year ended December 31, 2025. The Company is currently evaluating the impact that the adoption of this ASU will have on its condensed consolidated financial statements.
In November 2024, the FASB issued ASU 2024-04,
Debt – Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments.
This ASU clarifies guidance on the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion or extinguishment. This guidance is effective for the Company beginning on January 1, 2026, and early adoption is permitted, although the Company does not plan to early adopt. The Company is currently evaluating the impact that the adoption of this ASU will have on its condensed consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03,
Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses
. This ASU requires disaggregated disclosure of income statement expenses for public business entities. The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the notes to the condensed consolidated financial statements. This guidance is effective for the Company beginning on January 1, 2027, and early adoption is permitted, although the Company does not plan to early adopt. The Company is currently evaluating the impact of the adoption of this standard.
In July 2025, the FASB issued ASU 2025-05,
Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets
. This ASU provides a practical expedient to assume that conditions as of the balance sheet date remain unchanged over the life of the asset when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606. This guidance is effective for the Company beginning on January 1, 2026, and early adoption is permitted, although the Company does not plan to early adopt. The amendments in this ASU should be applied prospectively. The Com pa
ny is currently evaluating the impact of the adoption of this standard.

The Company does not believe that any other recently issued, not yet effective, accounting standards would have a material effect on the accompanying condensed consolidated financial statements, if adopted.

Recently Adopted Accounting Pronouncements
In November 2023, the FASB issued ASU
2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.
This ASU improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The Company adopted this standard during the year ended December 31, 2024. The adoption resulted in expanded disclosures for the Company’s single reportable segment, but did not have a material impact on the Company’s consolidated financial statements (see Note 16).
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
. The FASB issued authoritative guidance that clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with ASC Topic 606, Revenue from Contracts with Customers. The Company adopted this standard as of January 1, 2024. The adoption of this standard did not have an impact on the Company’s consolidated financial statements.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line
method over the following estimated useful lives:

Computer equipment	3-5 years
Software	3 years
Furniture and fixtures	5 years
Office equipment	5 years
Vehicles	8 years
Leasehold improvements	Shorter of the related lease term or useful life
The Company capitalizes additions and improvements while repair and maintenance costs are expensed to operations as incurred. Upon retirement or sale of a fixed asset, the cost of the asset and related accumulated depreciation are removed from the accounts and the net amount, less proceeds from disposal, is credited or charged as a gain or loss in the consolidated statements of operations.

Leases
Leases
The Company determines if an arrangement is or contains a lease based on the unique facts and circumstances present at the inception of the arrangement and if such a lease is classified as a financing lease or operating lease. Operating lease right-of-use
(“ROU”) assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Operating lease ROU assets also include any initial direct costs and prepayments less lease incentives. Lease terms include periods under options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company generally uses the base, non-cancelable,
lease term when determining the lease assets and liabilities. As of December 31, 2024 and 2023, the Company had
no
finance leases.
Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. As the Company’s leases do not provide an implicit rate, the Company uses its collateralized incremental borrowing rate based on the information available at the lease commencement date, including any reasonably certain renewal lease term, in determining the present value of lease payments. Lease expense for these operating leases is recognized on a straight-line basis over the lease term and is reflected in the consolidated statements of operations in selling, general and administrative expenses. Payments under lease arrangements are primarily fixed, however, most lease agreements also contain variable payments. Variable lease payments are expensed as incurred and not included in the operating lease ROU assets and lease liabilities. These variable amounts primarily include payments for taxes, parking and common area maintenance.
The Company has made an accounting policy election not to recognize ROU assets and lease obligations for its short-term leases, which are defined as leases with an initial term of twelve months or less. However, the Company will recognize these lease payments in the consolidated statements of operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation is incurred. Lease payments for month-to-month
leases are recognized as incurred.

Software Development Costs
Software Development Costs
Software development costs for software to be sold, leased, or marketed are accounted for in accordance with Accounting Standards Codification (“ASC”) 985-20,
 Software — Costs of Software to be Sold, Leased or Marketed
. Under ASC 985-20, software development costs incurred in creating software solutions are expensed until technological feasibility has been established and costs are determined to be recoverable. Thereafter, all software development costs incurred through the software’s general release date to customers are capitalized and subsequently recorded at the lower of amortized cost or net realizable value. To date, the establishment of technological feasibility of the Company’s software solutions has occurred shortly before the software’s general release date to customers. Additionally, amortization is calculated on a software feature-by-feature
basis and the estimated economic life of a feature is one year. To date, the impact of capitalizing qualifying software development costs has been immaterial.

Research and Development
Research and Development
Costs related to the Company’s research and development (“R&D”) activities are expensed as incurred. R&D expense consists primarily of personnel costs for the Company’s R&D activities. R&D expense also includes costs associated with the design and development of the Company’s AI edge computing hardware and software.

Advertising Costs
Advertising Costs
Advertising costs are expensed as incurred and are included in selling, general and administrative expenses in the consolidated statements of operations. Advertising costs were immaterial for the years ended December 31, 2024 and 2023, respectively.

Emerging Growth Company Status
Emerging Growth Company Status
The Company is expected to be an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that the Company (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Recently Issued Accounting Pronouncements — Not Yet Adopted
Recently Issued Accounting Pronouncements – Not Yet Adopted
In November 2024, the FASB issued ASU
2024-04,
Debt – Debt with Conversion and Other Options (Subtopic
470-20):
Induced Conversions of Convertible Debt Instruments.
This ASU clarifies guidance on the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion or extinguishment. This guidance is effective for the Company beginning on January 1, 2026, and early adoption is permitted, although the Company does not plan to early adopt. The Company does not expect the adoption to have a material impact on the Company’s consolidated financial statements.
In November 2024, the FASB issued ASU
2024-03,
Income Statement- Reporting Comprehensive Income- Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses
. This ASU requires disaggregated disclosure of income statement expenses for public business entities. The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the notes to the consolidated financial statements. This guidance is effective for the Company beginning on January 1, 2027, and early adoption is permitted, although the Company does not plan to early adopt. The Company is currently evaluating the impact of the adoption of this standard.
In December 2023, the FASB issued ASU 2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures.
This ASU enhances the transparency and decision usefulness of income tax disclosures. This guidance is effective for the Company beginning on January 1, 2025. Adoption will require enhancements to the Company’s income tax disclosures but is not expected to have a material impact on its consolidated financial statements.
In June 2022, the FASB issued ASU 2022-03,
Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
. This ASU clarifies guidance in Topic 820 and introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. This guidance is effective for the Company beginning on January 1, 2025. The Company does not expect the adoption to have a material impact on the Company’s consolidated financial statements.

Warrant Liabilities
Warrant
Liabilities
The Company has issued freestanding warrants in connection with certain of its convertible debt agreements and preferred stock issuances which have been recorded as long-term liabilities in the consolidated balance sheets at their estimated fair value. At initial recognition, the warrants were recorded at their estimated fair value calculated using the Black-Scholes-Merton (“Black-Scholes”) option pricing model (see Note 8). The liability associated with these warrants is subject to remeasurement at each balance sheet date, with changes in fair value recorded as change in the fair value of warrant liabilities in the consolidated statements of operations. The warrants will continue to be remeasured until the earlier of the expiration or exercise of the warrants. The warrants are recorded at fair value each reporting period using the Black-Scholes option pricing model
.